UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: February 28, 2010

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
2/28/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
SGI -- Syncora Guarantee, Inc.
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.1%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement)
5 5/8s, 6/1/47	BBB+/F	$250,000	$209,770
5 1/4s, 6/1/32	BBB+/F	1,070,000	936,432
Territory of GU, Rev. Bonds (Section 30), Ser. A,
5 3/4s, 12/1/34	BBB-	1,000,000	1,018,570
			2,164,772

Pennsylvania (86.4%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	929,691
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	1,001,960
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,061,260
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	1,095,000	824,272
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Prerefunded)	A	2,450,000	2,754,045
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt. - USX Corp.), 6 7/8s, 5/1/30	BB	600,000	621,978
Allegheny Cnty., Redev. Auth. Tax Increment Rev. Bonds
(Waterfront), Ser. B, 6.4s, 12/15/18 (Prerefunded)	A-/F	1,200,000	1,268,208
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds
NATL, 5 1/2s, 12/1/30	A	305,000	310,383
NATL, 5 1/2s, 12/1/30 (Prerefunded)	A	1,695,000	1,768,885
FGIC, NATL, 5s, 12/1/37	A	1,000,000	1,004,750
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy Generation), 0.15s, 4/1/41	VMIG1	1,000,000	1,000,000
Berks Cnty., Muni. Auth. Rev. Bonds
(Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	2,000,000	2,108,660
(Albright College), 5 3/8s, 10/1/28	Ba1	735,000	584,090
Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	A1	1,000,000	1,037,030
Bucks Cnty., Cmnty. College Auth. Rev. Bonds (College
Bldg.), 5s, 6/15/28	Aa1	1,000,000	1,069,860
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34 (Prerefunded)	AAA/P	1,000,000	1,129,800
AMBAC, 5 1/2s, 9/15/17	AA-/P	1,000,000	1,042,840
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	236,779
Bucks Cnty., Indl. Dev. Auth. Solid Waste Mandatory
Put Bonds (Waste Management, Inc.), 2 7/8s, 2/1/13	BBB	1,000,000	1,001,100
Burrell, PA School Dist. G.O. Bonds, Ser. A, AGM, 5s,
7/15/25	Aa3	1,000,000	1,064,150
Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A	1,500,000	1,613,535
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	470,000	469,897
Catasauqua, Area School Dist. G.O. Bonds, AGM, 5s,
2/15/26	AAA	1,000,000	1,050,300
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 5/8s, 7/1/34 (Prerefunded)	AAA/P	500,000	584,005
Chester Cnty., Indl. Dev. Auth. VRDN (Archdiocese
Philadelphia), 0.15s, 7/1/31	VMIG1	2,550,000	2,550,000
Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny
College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,046,510
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	335,000	335,405
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+	730,000	732,278
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,860,000	1,543,093
(Diakon Lutheran Ministries), 5s, 1/1/27	BBB+/F	750,000	661,013
Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds
(Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	1,500,000	1,558,035
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds
(Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	Baa1	1,000,000	1,149,780
Delaware Cnty., College Auth. Rev. Bonds (Haverford
College), 5 3/4s, 11/15/25	Aa2	1,000,000	1,022,390
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	1,045,000	1,051,166
Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/20 (Prerefunded)	A2	1,130,000	1,289,183
Ser. A, NATL, 5s, 7/1/27	A2	1,000,000	1,037,810
Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B,
AMBAC, 5.7s, 7/1/27	Aa2	3,030,000	3,306,912

Downingtown, Area School Dist. G.O. Bonds, Ser. AA,
5s, 11/1/28	Aa1	1,875,000	2,038,538
East Stroudsburg, Area School Dist. G.O. Bonds, AGM,
5s, 9/1/27	Aa3	1,500,000	1,606,005
Economy, Muni. Auth. Swr. Rev. Bonds, AGM, 5s, 12/15/28	AAA	2,665,000	2,764,538
Erie Cnty., Indl. Dev. Poll. Control Rev. Bonds (Intl.
Paper), Ser. A, 5.3s, 4/1/12	BBB	500,000	517,260
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5.35s, 3/15/28	BBB	1,000,000	1,000,660
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	145,000	145,384
Exeter Twp., School Dist. G.O. Bonds, FGIC, NATL, 5s,
5/15/23	A1	1,000,000	1,042,400
Geisinger, PA Auth. Hlth. Syst. VRDN (Geisinger Hlth.
Syst.), 0.14s, 11/15/32	VMIG1	1,000,000	1,000,000
Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	A3	1,000,000	992,300
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded)	AAA/P	1,500,000	1,717,425
(Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,034,720
Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	A1	1,000,000	1,024,070
Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev.
Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	A-	1,285,000	1,230,285
Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent
College), 5.7s, 5/1/31	Baa1	1,500,000	1,451,565
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,759,928
AGM, 5 1/4s, 7/1/16	Aa3	1,950,000	2,032,388
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh
Valley Hlth. Network), Ser. A, AGM, 5s, 7/1/25	AAA	1,360,000	1,381,202
Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), 5 1/2s, 12/1/39	A2	1,250,000	1,271,575
Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds
(Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	2,000,000	1,999,820
McKeesport, Muni. Auth. Swr. Rev. Bonds, 5 3/4s,
12/15/39	BBB+	1,750,000	1,757,630
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5 1/8s, 1/1/37	A-	1,000,000	915,070
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, NATL, 5 1/4s,
11/1/14	A2	2,145,000	2,334,875
Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty.
(Acts Retirement-Life Cmnty.), Ser. A-1, 6 1/4s,
11/15/29	BBB+	1,125,000	1,162,035
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	1,250,000	1,184,875
Nazareth, Area School Dist. G.O. Bonds, Ser. A, AGM,
5s, 2/15/28 (Prerefunded)	Aa3	1,525,000	1,776,091
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	450,000	450,338
New Wilmington, Muni. Auth. Rev. Bonds (Westminster
College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	A/P	1,000,000	880,950
Northampton Cnty., Gen. Purpose Auth. Rev. Bonds
(Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,651,050
Northampton Cnty., Hosp. Auth. Rev. Bonds
(Saint Luke's Hosp.), Ser. A, 5 1/2s, 8/15/40	Baa1	1,000,000	986,870
(St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/35	Baa1	2,000,000	1,989,080
Northeastern York, School Dist. G.O. Bonds, SGI, 5s,
3/1/21	A+	1,035,000	1,115,761
PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s,
1/1/32	Baa3	500,000	514,740
PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO, 5s,
6/1/31	AAA	1,500,000	1,567,650
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A2	1,000,000	1,015,810
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,238,900
PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,000,000	1,028,660
PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), 6.2s, 4/1/39	A2	1,100,000	1,173,821
PA Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC,
zero %, 12/1/27	A/P	1,000,000	393,900
PA Hsg. Fin. Agcy. Rev. Bonds, Ser. 103C, 5.2s, 10/1/28	AA+	1,000,000	1,035,400
PA State G.O. Bonds, Ser. 2, 5s, 4/15/21	Aa2	2,000,000	2,296,280
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	972,360
(Drexel U.), 5 1/2s, 5/1/12	A+	1,000,000	1,083,610
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	959,250
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	980,180
(Assn. Indpt. Colleges & U. - Gwynedd Mercy), Ser.
GG5, Radian Insd., 5 1/8s, 5/1/32	BBB-	1,020,000	888,767
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	183,970
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,281,445
(Assn. Indpt. Colleges U. Fin.), FGIC, NATL, 5s,
11/1/24	A	1,250,000	1,291,125
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	326,109
PA State Indl. Dev. Auth. Rev. Bonds, 5 1/2s, 7/1/23	A3	2,000,000	2,172,220
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), AGM, 5 1/4s, 6/1/25
(Prerefunded)	AAA	3,000,000	3,412,170
(Richland School Dist.), FGIC, 5s, 11/15/29
(Prerefunded)	A	5,000,000	5,774,000
(Career Inst. of Tech.), FGIC, NATL, 5s, 11/15/28	A1	1,000,000	1,019,170
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27	Aa3	1,250,000	1,332,850
(Northhampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	A/P	3,280,000	3,327,396
(School Dist. Philadelphia), Ser. B, AGM, 4 3/4s,
6/1/30	AAA	2,000,000	1,987,000

PA State Tpk. Comm. Rev. Bonds
Ser. A, AMBAC, 5s, 12/1/34	Aa3	2,055,000	2,087,777
Ser. B, 5s, 12/1/22	Aa3	2,075,000	2,292,107
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,355,158
Ser. C, zero %, 12/1/38	AA	4,000,000	733,280
PA State U. Rev. Bonds, 5s, 9/1/29	Aa2	1,400,000	1,472,674
Pennsbury, School Dist. G.O. Bonds, AGM, 5s, 8/1/25	Aa3	2,000,000	2,098,220
Philadelphia, G.O. Bonds
Ser. B, AGO, 7 1/8s, 7/15/38	AAA	500,000	577,005
Ser. A, AGM, 5 1/4s, 12/15/26	AAA	1,250,000	1,324,763
CIFG, 5s, 8/1/23	Baa1	1,980,000	1,989,603
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Master Charter School), 6s, 8/1/35	BBB+	500,000	499,970
Ser. B, AGM, 5 1/4s, 10/1/11 (Prerefunded)	AAA	1,690,000	1,814,316
Philadelphia, Gas Wks. Rev. Bonds, Ser. A-1, AGM, 5s,
9/1/26	AAA	2,000,000	2,059,140
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	2,409,932	723
(Graduate Hlth. Syst. Oblig. Group), 6 5/8s, 7/1/21
(In default) (NON)	D/P	712,148	214
(Jeanes Hlth. Syst.), 6.6s, 7/1/10 (Prerefunded)	Aaa	308,554	315,062
(Cmnty. College of Philadelphia), AMBAC, 5 1/2s,
5/1/18 (Prerefunded)	AAA/P	1,585,000	1,710,136
Philadelphia, Hosp. & Higher Ed. Fac. Auth. VRDN
(Children's Hosp. of Philadelphia)
Ser. C, 0.12s, 7/1/32	VMIG1	500,000	500,000
Ser. A, 0.12s, 7/1/31	VMIG1	500,000	500,000
Ser. B, 0.12s, 7/1/31	VMIG1	500,000	500,000
Philadelphia, School Dist. G.O. Bonds
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded)	Aa3	3,000,000	3,345,720
Ser. A, AMBAC, 5s, 8/1/22	Aa3	1,000,000	1,030,520
Pocono Mountain, School Dist. G.O. Bonds, Ser. C, AGM,
5s, 9/1/34	Aa3	2,000,000	2,049,780
Reading, G.O. Bonds, AGM, 5s, 11/1/29	Aa3	2,000,000	2,007,480
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31	A+	1,885,000	1,922,775
5 7/8s, 12/1/31 (Prerefunded)	A+	1,935,000	2,125,269
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	1,500,000	1,644,840
Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna
U.), 5s, 1/1/38	A2	1,000,000	1,006,020
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	575,000	554,898
U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed.
Rev. Bonds (Cap.), Ser. B, 5s, 9/15/28	Aa2	1,600,000	1,726,576
Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s,
9/1/28	Aa3	1,635,000	1,737,792
Washington Cnty., Hosp. Auth. Rev. Bonds
(Monongah Ela Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,293,850
(WA Hosp.), AMBAC, 5 1/2s, 7/1/17	Baa2	1,200,000	1,240,056
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	269,000	268,196
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,500,000	1,641,750
West Mifflin, Area School Dist. G.O. Bonds, AGM,
5 1/8s, 4/1/31	AAA	1,500,000	1,592,355
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	501,310
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	625,000	625,363
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	776,685
			174,213,907

Puerto Rico (10.6%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	1,760,000	1,557,970
5 3/8s, 5/15/33	BBB	1,490,000	1,488,897
Cmnwlth. of PR, G.O. Bonds
(Pub. Impt.), NATL, 5 3/4s, 7/1/26 (Prerefunded)	A	2,500,000	2,540,800
Ser. A, 5 1/4s, 7/1/34	Baa3	1,250,000	1,192,150
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa3	2,250,000	2,306,025
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5s, 7/1/28	A3	500,000	500,640
Ser. TT, 5s, 7/1/27	A3	650,000	653,120
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/15	BBB	750,000	791,258
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	80,000	80,161
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	BBB	2,000,000	2,073,420
Ser. AA, NATL, 5 1/2s, 7/1/18	A	1,500,000	1,603,125
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,514,760
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa3	1,000,000	972,630
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s,
7/1/29	Baa3	685,000	672,711
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
6s, 8/1/42	A+	3,250,000	3,399,533
NATL, zero %, 8/1/43	Aa3	1,000,000	128,770
			21,475,970

Virgin Islands (0.5%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	400,000	403,744
Ser. A-1, 5s, 10/1/39	Baa2	600,000	551,336
			955,080

TOTAL INVESTMENTS

Total investments (cost $193,811,198) (b)			$198,809,729

NOTES

(a) Percentages indicated are based on net assets of $201,692,102.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2010 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2010 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $193,811,198, resulting in gross unrealized appreciation and depreciation of $9,378,080 and $4,379,549, respectively, or net unrealized appreciation of $4,998,531.

(NON) Non-income-producing security.

The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at February 28, 2010.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2010 (as a percentage of net assets):

Prerefunded	18.2%
Health care	15.9
Local government	14.1
Education	13.6
Utilities	11.5

The fund had the following insurance concentration greater than 10% at February 28, 2010 (as a percentage of net assets):

AGM	15.5%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$198,809,729	$--

Totals by level	$--	$198,809,729	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2010